Vanguard Tax-Managed Capital Appreciation Fund Investment Objectives and Goals - Institutional Prospectus [Member] - Vanguard Tax-Managed Capital Appreciation Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Tax-Managed Capital Appreciation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Tax-Managed Capital Appreciation Fund (the “Fund”) seeks to provide a tax-efficient return consisting of long-term capital appreciation while tracking the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.